CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,114	$ 236,001
Accounts receivable - trade, net	284,565	184,624
Derivative instruments	255,063	234,675
Other current assets	80,734	55,609
Total current assets	621,476	710,909
Noncurrent assets:
Oil and natural gas properties (successful efforts method)	7,835,650	5,664,503
Less accumulated depletion and amortization	(1,033,617)	(719,035)
Oil and natural gas properties (successful efforts method), net	6,802,033	4,945,468
Other property and equipment	197,235	139,903
Less accumulated depreciation	(48,024)	(35,151)
Other property and equipment, net	149,211	104,752
Derivative instruments	321,840	56,895
Other noncurrent assets	105,577	115,124
Noncurrent assets, excluding property, total	427,417	172,019
Total noncurrent assets	7,378,661	5,222,239
Total assets	8,000,137	5,933,148
Current liabilities:
Accounts payable and accrued expenses	403,450	219,830
Derivative instruments	14,060	12,839
Other accrued liabilities	75,898	82,439
Total current liabilities	493,408	315,108
Noncurrent liabilities:
Credit facility	940,000	0
Senior notes, net	3,053,657	2,742,902
Derivative instruments	3,503	39,797
Other noncurrent liabilities	80,659	47,125
Total noncurrent liabilities	4,077,819	2,829,824
Commitments and contingencies (Note 11)
Unitholders' capital:
177,364,558 units and 159,009,795 units issued and outstanding at December 31, 2011, and December 31, 2010, respectively	2,751,354	2,549,099
Accumulated income	677,556	239,117
Total unitholders' capital	3,428,910	2,788,216
Total liabilities and unitholders' capital	$ 8,000,137	$ 5,933,148